                         PPM AMERICA HIGH YIELD BOND FUND PPM AMERICA, INC. TEAM MANAGEMENT
[PPM AMERICA LOGO]

OBJECTIVE:

PPM America High Yield Bond Fund seeks as its investment objective a high level of current income; its secondary investment objective is capital appreciation by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

MONEY MANAGER COMMENTARY:

The U.S. high yield market posted its worst performance since the 1990 recession, returning -5.86% in 2000, as measured by the Lehman Brothers High Yield Index. Throughout the year, a flight to quality benefited the higher quality fixed income asset classes, and the only other asset class to post a negative return in 2000 was U.S. equities. The high yield market started the year soft, but began rallying near the middle of the year. However, this rally proved unsustainable, as second half performance grew even weaker. Underlying issues affecting the market throughout the year included deteriorating credit fundamentals, rising default rate projections, capital outflows among high yield mutual funds, minimal new issue activity, and poor liquidity conditions. As the year drew to a close, the market started to recover as the interest rate outlook turned more favorable.

Our approach to managing the Fund is based on relative value. We focus on purchasing individual securities that are attractively priced and have the potential to outperform the benchmark, within the context of industry weightings, which are derived from the same factors. In the difficult market conditions experienced in 2000, this strategy led us to increase the credit quality of the Fund, raising the weighting of securities rated double-B and higher. Our defensive positioning and the limited new issue activity resulted in higher cash levels as well.

The Fund finished 2000 with a total return of -4.58%, outperforming the Lehman Brothers High Yield Index by 1.28%. Most of the outperformance was due to the Fund's more defensive positioning through the end of the year.

We expect high yield market conditions to improve in 2001, amid a more favorable interest rate environment. High yield risk premiums have essentially doubled since last year, and are at their widest levels since the recessionary environment in 1991. The hefty 14.5% yield for the high yield asset class is beginning to catch the attention of investors, as it appears to adequately compensate for the anticipated rise in default rates and the slowing economy. Although default rates will likely continue to rise in 2001, most of this has already been reflected in current market prices, with close to one-third of the high yield universe trading at distressed levels. Historically, in years following negative returns and rising defaults, high yield bonds have outperformed as they regain favor with investors. This inflection point may be nearing, given the broad-based market rally that started near the end of 2000, and has so far continued into 2001.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
PPM AMERICA HIGH YIELD BOND FUND AND THE
LEHMAN BROTHERS HIGH YIELD INDEX

[LINE GRAPH]


                  PPM AMERICA HIGH YIELD BOND
                  FUND                         LEHMAN BROTHERS HIGH YIELD INDEX
                  ---------------------------  -------------------------------
6/07/1999       10000.00                              10000.00
                 9960.00                               9837.00
12/31/1999      10182.70                               9998.00
                 9971.85                               9764.00
                10035.10                               9877.00
                10161.60                               9932.00
12/31/2000       9716.69                               9412.00

AVERAGE ANNUAL

TOTAL RETURN

1 year..................                       - 4.58%





Since inception*........                       - 1.81%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses.

---------------
* Inception date June 7, 1999.

PPM America High Yield Bond Fund
Financial Statements
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 2000

Assets
Investments (cost $23,456)                   $       21,415
Receivables:
  Interest                                              484
  Reimbursement from adviser                              4
                                            ----------------
Total assets                                         21,903
                                            ----------------

Liabilities
Payables:
  Advisory fees                                          13
  Administrative fees                                     1
Other liabilities                                        23
                                            ----------------
Total liabilities                                        37
                                            ----------------

Net assets                                   $       21,866
                                            ================

Net assets consist of:
Paid-in capital                              $       26,307
Undistributed net investment income                      35
Accumulated net realized loss on investments         (2,435)
Net unrealized depreciation on investments           (2,041)
                                            ----------------
                                             $       21,866
                                            ================

Shares outstanding (no par value),
  unlimited shares authorized                         5,271
                                            ================

Net asset value per share                    $        4.15
                                            ================


Statement of Operations
For the Year Ended December 31, 2000

Investment income
  Interest                                   $        2,673
                                            ----------------
Total investment income                               2,673
                                            ----------------

Expenses
  Advisory fees                                         162
  Administrative fees                                    10
  Custodian fees                                          4
  Portfolio accounting fees                              27
  Professional fees                                      19
  Registration fees                                       4
  Transfer agent fees                                    22
  Other fees                                              7
                                            ----------------
Total operating expenses                                255
Less reimbursement from adviser                          43
                                            ----------------
Net expenses                                            212
                                            ----------------
Net investment income                                 2,461
                                            ----------------

Realized and unrealized losses
Net realized loss on investments                     (2,227)
Net change in unrealized depreciation on             (1,397)
investments
                                            ----------------
Net realized and unrealized loss                     (3,624)
                                            ----------------

Net decrease in net assets from operations   $       (1,163)
                                            ================


                     See notes to the financial statements.

PPM America High Yield Bond Fund

Statements of Changes in Net Assets
(in thousands)

                                                                                                                    Period from
                                                                                                                      June 7,
                                                                                                   Year ended        1999* to
                                                                                                  December 31,     December 31,
                                                                                                      2000             1999
                                                                                                 ---------------- ----------------

Operations
  Net investment income .......................................................                   $        2,461    $        1,300
  Net realized loss on investments ............................................                           (2,227)            (208)
  Net change in unrealized depreciation on investments ........................                           (1,397)            (644)
                                                                                                 ----------------   --------------
Net increase (decrease) in net assets from operations .........................                           (1,163)             448
                                                                                                 ----------------   --------------

Distributions to shareholders
  From net investment income ..................................................                           (2,419)          (1,307)
  From net realized gains on investment transactions ..........................                                -                -
                                                                                                 ----------------   --------------
Total distributions to shareholders ...........................................                           (2,419)          (1,307)
                                                                                                 ----------------   --------------

Share transactions
  Proceeds from the sale of shares ............................................                                -           25,000
  Reinvestment of distributions ...............................................                                -            1,307
                                                                                                 ----------------   --------------
Net increase in net assets from share transactions ............................                                -           26,307
                                                                                                 ----------------   --------------

Net increase (decrease) in net assets .........................................                           (3,582)          25,448

Net assets beginning of period ................................................                           25,448                -
                                                                                                 ----------------   --------------

Net assets end of period ......................................................                   $       21,866    $      25,448
                                                                                                 ================   ==============

Undistributed (accumulated) net investment income (loss) ......................                   $           35    $          (7)
                                                                                                 ================   ==============

--------------------------------------------------------------------------------
*  Commencement of operations.


                     See notes to the financial statements.

PPM America High Yield Bond Fund

Financial Highlights

                                                                                                                     Period from
                                                                                                                       June 7,
                                                                                                      Year ended      1999* to
                                                                                                     December 31,   December 31,
                                                                                                         2000           1999
                                                                                                     -------------- --------------
Selected Per Share Data

Net asset value, beginning of period .........................................                        $    4.83      $    5.00

Income (loss) from operations:
  Net investment income ......................................................                             0.47           0.26
  Net realized and unrealized losses on investments ..........................                            (0.69)         (0.17)
                                                                                                     -------------- --------------
  Total income (loss) from operations ........................................                            (0.22)          0.09
                                                                                                     -------------- --------------

Less distributions:
  From net investment income .................................................                            (0.46)         (0.26)
  From net realized gains on investment transactions .........................                                -              -
                                                                                                     -------------- --------------
  Total distributions ........................................................                            (0.46)         (0.26)
                                                                                                     -------------- --------------
  Net decrease ...............................................................                            (0.68)         (0.17)
                                                                                                     -------------- --------------

Net asset value, end of period ...............................................                        $    4.15      $    4.83
                                                                                                     ============== ==============

Total Return (a) .............................................................                            (4.58%)         1.83%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...................................                        $   21,866     $   25,448
  Ratio of expenses to average net assets (b) ................................                             0.85%          0.85%
  Ratio of net investment income to average net
    assets (b) ...............................................................                             9.87%          9.14%
  Portfolio turnover .........................................................                            70.97%         31.54%


Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) ................................                             1.02%          1.16%
  Ratio of net investment income to average net
    assets (b) ...............................................................                             9.69%          8.83%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.


                     See notes to the financial statements.

                        PPM America High Yield Bond Fund

                     Schedule of Investments (in thousands)
                                December 31, 2000


                                       Principal    Market
                                        Amount       Value
-------------------------------------------------------------

Corporate Bonds - 91.9%

Auto Parts & Equipment - 2.1%
   ArvinMeritor Inc., 6.80%,         $       250  $      205
    02/15/2009
   Lear Corp., 7.96%, 05/15/2005             250         236
                                                 -----------
                                                         441

Beverages - 4.4%
   Canadaigua Brands Inc., 8.625%,
        08/01/2006                           500         509
   National Wine & Spirits Inc.,
        10.125%, 01/15/2009                  500         430
                                                 -----------
                                                         939

Building Materials - 2.1%
   Nortek Inc., 9.125%, 09/01/2007           500         451

Chemicals - 3.3%
   Georgia Gulf Corp., 10.375%,
        11/01/2007                           300         280
   Lyondell Chemical Co., 9.875%,
        05/01/2007                           250         242
   Methanex Corp., 7.40%, 08/15/2002         200         190
                                                 -----------
                                                         712

Commercial Services - 1.8%
   Trico Marine Services Inc.,
    8.50%, 08/01/2005                        400         381

Electric - 2.3%
   Southern Energy Inc., 7.90%,
    07/15/2009 (c)                           500         496

Entertainment - 3.0%
   Alliance Atlantis Communications
   Inc.,
    13.00%, 12/15/2009                       455         451
   Horseshoe Gaming Holding Corp.,
        8.625%,  05/15/2009                  200         196
                                                 -----------
                                                         647

Forest Products & Paper - 2.4%
   Repap New Brunswick, 9.00%,
        06/01/2004                           500         515

Healthcare - 4.9%
   LifePoint Hospitals Holdings
     Inc.,
        10.75%, 05/15/2009                   500         543
   Tenet Healthcare Corp., 8.125%,
        12/01/2008                           500         505
                                                 -----------
                                                       1,048

Holding  Companies - Diversified -
0.7%
   Knology Holdings Inc., (Step-Up
     Bond), 11.875%, 10/15/2007 (a)          750         142

Home Builders - 2.6%
   D.R. Horton Inc., 10.50%,
   04/01/2005                                550         564


                                       Principal    Market
                                        Amount       Value
-------------------------------------------------------------

Home Furnishings - 1.0%
   Windmere-Durable Holdings Inc.,
    10.00%, 07/31/2008               $       250  $      210

Internet - 0.7%
   PSINet Inc., 11.00%, 08/01/2009           500         141

Leisure Time - 1.0%
   Royal Caribbean Cruises Ltd.,
   6.75%,
    03/15/2008                               250         223

Lodging - 5.9%
   Felcor Lodging LP, 9.50%,
    09/15/2008                               500         495
   Harrah's Operating Co. Inc.,
    7.875% 12/15/2005                        100          99
   Hollywood Casino Shreveport/
    Shreveport Capital Corp.,
    13.00%, 08/01/2006 (c)                   400         426
   Mandalay Resort Group., 9.50%,
    08/01/208                                250         247
                                                 -----------
                                                       1,267

Media - 9.9%
   British SKY Broadcasting Plc,
   8.20%,
    07/15/2009                               250         236
   Charter Communications, (Step-Up
    Bond), 11.75%, 01/15/2010 (a)            675         391
   Echostar DBS Corp., 9.375%,
    02/01/2009                               400         388
   Primedia Inc., 8.50%, 02/01/2006          315         306
   Rogers Cablesystems Ltd., 10.00%,
     12/01/2007  United Pan - Europe         500         525
Communications,
    (Step-Up Bond), 13.75%,
    02/01/2010 (a)                           975         278
                                                 -----------
                                                       2,124

Office & Business Equipment - 1.7%
   General Binding Corp., 9.375%,
    06/01/2008                               500         365

Oil & Gas Producers - 6.1%
   Parker Drilling Co., 9.75%,
     11/15/2006                              500         503
   Pogo Producing Co., 8.75%,
     05/15/2007                              260         256
   R & B Falcon Corp., 9.50%,
     12/15/2008                              500         545
                                                 -----------
                                                       1,304

Packaging & Containers - 5.9%
   Packaging Corporation of
   America,
        9.625%, 04/01/2009                   500         516
   Riverwood International Corp.,
        10.25%, 04/01/2006                   500         499
   U.S. Can Corp., 12.375%,
        12/01/2010 (c)                       250         246
                                                 -----------
                                                       1,261

                     See notes to the financial statements.

                        PPM America High Yield Bond Fund

                     Schedule of Investments (in thousands)
                                December 31, 2000


                                       Principal    Market
                                        Amount       Value
-------------------------------------------------------------


Retail - 3.9%
     Buhrmann U.S. Inc., 12.25%,     $       400  $      402
11/01/2009
     Finlay Enterprises Inc., 9.00%,         500         435
05/01/2008
                                                 -----------
                                                         837

Savings & Loans - 1.3%
   Sovereign Bancorp                          30          30
       10.25%, 05/15/2004
       10.50%, 11/15/2006                    270         266
                                                 -----------
                                                         296

Software - 1.0%
   Computer Associates International
        Inc., 6.50%, 04/15/2008              250         219

Telecommunications - 12.2%
   Focal Communications Corp.,
    11.875%, 01/15/2010                      275         187
   Global Crossing Holdings Ltd.,
    9.625%, 05/15/2008                       500         470
   Insight Midwest LP, 9.75%,
    10/01/2009                               500         496
   Level 3 Communications,
        11.00%, 03/15/2008 (c)               500         440
     NEXTLINK Communications Inc.,
        10.75%, 06/01/2009                   250         205
     RCN Corp., 10.125%, 01/15/2010          400         204
     Metronet Communications,
  (Step-Up Bond), 9.95%, 06/15/2008 (a)      750         608
                                                 -----------
                                                       2,610

Telecommunications Equipment - 4.8%
   Crown Castle International Corp.,
        10.75%, 08/01/2020                   500         520
   Rogers Cantel Inc., 8.80%,
        10/01/2007                           500         500
                                                 -----------
                                                       1,020

Wireless Telecommunications  - 6.9%
   Metromedia Fiber Network Inc.,
        10.00%, 12/15/2009                   500         415


                                        Principal    Market
                                        Amount       Value
-------------------------------------------------------------

   Nextel Communications Inc.,
       (Step-Up Bond), 9.95%,
       02/15/2008 (a)                $       750   $     548
   Williams Communications Group
       Inc., 10.875%, 10/01/2009             500         373
  WinStar Communications Inc.,
       (Step-Up Bond), 14.75%,
       04/15/2010 (a) (c)                    500         140
                                                  -----------
                                                       1,476
                                                  -----------

     Total Corporate Bonds
       (cost $21,729)                                 19,689
                                                  -----------

Government Securities - 1.1%
----------------------------
Sovereign - 1.1%
   Republic of Argentina, 11.75%,
        04/07/2009                           250         233
                                                  -----------

     Total Government Securities
       (cost $234)                                       233
                                                  -----------

Short Term Investments - 7.0%
-----------------------------

Money Market Funds - 7.0%
   Dreyfus Cash Management Plus,
        6.52% (b)                          1,094       1,094
   Dreyfus Government Cash
     Management, 6.31% (b)                   399         399
                                                  -----------

     Total Short Term Investments
       (cost $1,493)                                   1,493
                                                  -----------


Total Investments - 100%
------------------------
        (cost $23,456)                                21,415
                                                  ===========


--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.
(c)  144a security. Certain conditions for public sale may exist.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                PPM AMERICA FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1. ORGANIZATION

PPM America Funds (the "Trust") is an open-end management investment company comprised of PPM America High Yield Bond Fund (the "Fund"). The Trust is organized under the laws of Massachusetts. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act").


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation -- Bonds are valued on the basis of prices furnished by pricing services which takes into account institutional size trading in similar groups of securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     Investment Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     Unregistered Securities -- The Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including prices of related registered securities, recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Fund has the right to include its securities in such registration generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

     Distributions to Shareholders -- The Fund normally declares and pays dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     Federal Income Taxes -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for the Fund. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with PPM America, Inc. ("PPM America"). The Fund pays an advisory fee, calculated daily and paid monthly, based on average daily net assets, at the annual rate of 0.65%.

      Jackson National Financial Services, LLC ("JNFS"), an affiliate, provides fund accounting and administrative services to the Fund. For its services, JNFS is paid $27,000 per year plus 0.04% of the average daily net assets of the Fund.

      PPM America has voluntarily agreed to reimburse the Fund for total annual operating expenses (excluding advisory fees) which exceed 0.20% of the Fund's average daily net assets. These voluntary reimbursements may be modified or discontinued at any time.

      Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received $8,000 in compensation from the Trust for the year ended December 31, 2000.

--------------------------------------------------------------------------------
                                PPM AMERICA FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

      The Trust's distributor is National Planning Corporation, an affiliate.

      Jackson National Life Insurance Company, an affiliate of PPM America, owns all of the outstanding shares of the Trust.


NOTE 4.  SECURITY  TRANSACTIONS

     During the year ended December 31, 2000, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were $17,419 and $16,182, respectively (in thousands).

NOTE 5.  FEDERAL INCOME TAX MATTERS

     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of December 31, 2000, were as follows (in thousands):


                                                      Tax             Gross            Gross          Unrealized
                                                      Cost         Unrealized        Unrealized      Appreciation
                                                     Basis        Appreciation      Depreciation    (Depreciation)

PPM America High Yield Bond Fund                      $23,456              $318          $(2,359)          $(2,041)

     At December 31, 2000, the PPM America High Yield Bond Fund had accumulated net realized capital loss carryovers (in thousands) for federal income tax purposes of $2,435 (expiring in 2007 through 2008), which may be used to offset future capital gains.

NOTE 6.  FUND TRANSACTIONS

     There were no transactions of fund shares for the period ended December 31, 2000. Transactions of fund shares (in thousands) for the period ended December 31, 1999, were as follows:


                                                          Shares       Distributions      Shares          Net
                                                        Purchased       Reinvested       Redeemed      Increase

PPM America High Yield Bond Fund                             5,000              271              -         5,271

NOTE 7.  LIQUIDATION

        Pursuant to a plan of liquidation approved by the Board of Trustees on November 13, 2000, the fund ceased its operations effective January 19, 2001 and distributed its net assets in the form of a redemption in kind to its affiliate and its sole shareholder on January 19, 2001.

--------------------------------------------------------------------------------
                        Report of Independent Accountants
--------------------------------------------------------------------------------



To the Shareholder and Board of Trustees of PPM America High Yield Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PPM America High Yield Bond Fund (hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 7, the Board of Trustees approved a plan of liquidation and subsequently the Fund distributed its net assets to its affiliate and sole shareholder and ceased its operations on January 19, 2001.


/s/ PricewaterhouseCoopers, LLP



Chicago, Illinois
February 1, 2001